UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21700

Tortoise North American Energy Corporation
(Exact name of registrant as specified in charter)

11550 Ash Street, Suite 300, Leawood, KS 66211
(Address of principal executive offices) (Zip code)

David J. Schulte
11550 Ash Street, Suite 300, Leawood, KS 66211
 (Name and address of agent for service)

913-981-1020
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  February 28, 2009

Item 1. Schedule of Investments.

Tortoise North American Energy Corporation
SCHEDULE OF INVESTMENTS (Unaudited)
	February 28, 2009
	Shares	Fair Value
Common Stock — 6.8%(1)

Republic of the Marshall Islands — 6.8%(1)
Shipping — 6.8%(1)
Navios Maritime Partners L.P.	197,000	$1,524,780
Teekay Offshore Partners L.P.	205,500	2,453,670

Total Common Stock (Cost $7,201,621)		3,978,450

Master Limited Partnerships and
Related Companies — 94.9%(1)

United States — 94.9%(1)
Crude/Refined Products Pipelines — 40.1%(1)
Enbridge Energy Management, L.L.C.(2)	220,302	6,036,271
Kinder Morgan Management, LLC(2)	170,082	7,095,821
Magellan Midstream Partners, L.P.	104,000	3,307,200
NuStar Energy L.P.	60,000	2,768,400
Plains All American Pipeline, L.P.	76,800	2,959,872
SemGroup Energy Partners, L.P.	37,000	101,750
TEPPCO Partners, L.P.	54,754	1,246,201
		23,515,515

Natural Gas/Natural Gas Liquids Pipelines — 31.6%(1)
El Paso Pipeline Partners, L.P.	95,300	1,680,139
Energy Transfer Partners, L.P.	200,900	7,274,589
Enterprise Products Partners L.P.	157,200	3,392,376
ONEOK Partners, L.P.	22,300	944,851
TC PipeLines, LP	203,451	5,263,277
		18,555,232
Natural Gas Gathering/Processing — 4.0%(1)
Copano Energy, L.L.C.(3)(4)	95,260	1,163,125
MarkWest Energy Partners, L.P.	107,860	1,160,574
		2,323,699

Oil and Gas Exploitation and Production — 14.4%(1)
BreitBurn Energy Partners L.P.	211,850	1,324,062
Encore Energy Partners LP	25,100	327,555
EV Energy Partners, L.P.	76,800	1,133,568
Legacy Reserves, LP	92,300	978,380
Linn Energy, LLC	232,000	3,482,320
Pioneer Southwest Energy Partners L.P.	76,200	1,179,576
		8,425,461
Propane Distribution — 4.1%(1)
Inergy, L.P.	107,486	2,420,585

Shipping — 0.7%(1)
OSG America L.P.	62,135	415,683

Total Master Limited Partnerships and
Related Companies (Cost $65,054,987)		55,656,175

Corporate Bonds — 11.1%(1)	Principal Amount
Canada — 7.1%(1)
Oil and Gas Exploitation and Production — 2.6%(1)
Connacher Oil & Gas Ltd, 10.25%, 12/15/2015(4)	$4,000,000	$1,520,000

Oil Sands Producers — 4.5%(1)
OPTI Canada Inc., 7.875%, 12/15/2014	5,500,000	1,815,000
OPTI Canada Inc., 8.25%, 12/15/2014(4)	2,500,000	850,000
		2,665,000
United States — 4.0%(1)
Crude/Refined Products Pipelines — 0.5%(1)
SemGroup, L.P., 8.75%, 11/15/2015(3)(4)(5)	6,300,000	315,000

Electric Generation/Services — 3.5%(1)
Texas Competitive Electric Holdings Co LLC, 10.25%, 11/01/2015	4,000,000	2,020,000

Total Corporate Bonds (Cost $22,683,249)		6,520,000

Short-Term Investment — 5.7%(1)	Shares
United States Investment Company — 5.7%(1)
Evergreen Institutional Class Money Market Fund, 0.75%(6) (Cost $3,365,413)	3,365,413	3,365,413

Total Investments — 118.5%(1) (Cost $98,305,270)		69,520,038
Other Assets and Liabilities — 7.1%(1)		4,155,189
Long-Term Debt Obligations — (25.6%)(1)		(15,000,000)

Total Net Assets Applicable to Common
Stockholders — 100.0%(1)		$58,675,227

(1) Calculated as a percentage of net assets applicable to common stockholders.
(2) Security distributions are paid-in-kind.
(3) Non-income producing.
(4) Restricted securities have been fair valued in accordance with procedures approved by the Board of Directors and have a total fair value of $3,848,125, which represents 6.6% of net assets.
(5) On July 22, 2008, SemGroup, L.P. announced they filed voluntary petitions for reorganization under Chapter 11 of the U.S. Bankruptcy Code, as well as an application for creditor protection under the Companies' Creditors Arrangement Act in Canada. Following the filing, the security no longer produced income.
(6) Rate reported is the current yield as of February 28, 2009.

Various inputs are used in determining the value of the Company’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, market corroborated inputs, etc.)
Level 3 – significant unobservable inputs (including the Company’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table provides the fair value measurements of applicable Company assets and liabilities by level within the fair value hierarchy as of February 28, 2009. These assets and liabilities are measured on a recurring basis.

Fair Value Measurements at Reporting Date Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	February 28, 2009	(Level 1)	(Level 2)	(Level 3)
Investments	$ 69,520,038	$ 61,836,913	$ 6,520,000	$ 1,163,125

Fair Value Measurements Using Significant Unobservable Inputs
(Level 3) for Investments
For the period ended February 28, 2009

Fair value beginning balance	$ 940,216
Total unrealized gains included in net increase in net assets applicable to common stockholders	222,909
Net purchases, issuances and settlements	-
Return of capital adjustments impacting cost basis of security	-
Transfers into Level 3	-
Fair value ending balance	$ 1,163,125

The Company utilizes the beginning of reporting period method for determining transfers into or out of Level 3.  Accordingly, this method is the basis for presenting the rollforward in the preceding table. Under this method, the fair value of the asset at the beginning of the period will be disclosed as a transfer into or out of Level 3, gains or losses for an asset that transfers into Level 3 during the period will be included in the reconciliation, and gains or losses for an asset that transfers out of Level 3 will be excluded from the reconciliation.

Certain of the Company’s investments are restricted and are valued as determined in accordance with procedures established by the Board of Directors.  The table below shows the shares/principal amount, acquisition date(s), acquisition cost, fair value per share and percent of net assets which the securities comprise at February 28, 2009.
Company	Shares/ Principal Amount	Acquisition Date(s)	Acquisition Cost	Fair Value Per Share	Fair Value as Percent of Net Assets
Connacher Oil & Gas Ltd, 10.25%, 12/15/2015	$ 4,000,000	04/25/08-07/31/08	$ 4,257,500	N/A	2.6%
Copano Energy, L.L.C. – Class D Common Units	95,260	03/14/08	2,500,575	$12.21	2.0
OPTI Canada Inc., 8.25%, 12/15/2014	$ 2,500,000	12/08/06-12/14/06	2,533,250	N/A	1.5
SemGroup, L.P., 8.75%, 11/15/2015	$ 6,300,000	11/04/05-04/16/08	6,267,010	N/A	0.5
			$15,558,335		6.6%

As of February 28, 2009, the aggregate cost of securities for federal income tax purposes was $95,867,950.  At February 28, 2009, the aggregate gross unrealized appreciation for all securities in which there was an excess of fair value over tax cost was $2,943,683, the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over fair value was $29,291,595 and the net unrealized depreciation was $26,347,912.

Item 2. Controls and Procedures.

(a)
The registrant’s Chief Executive Officer and its Chief Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tortoise North American Energy Corporation

Date: April 22, 2009	By:	/s/ David J. Schulte
David J. Schulte
Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Tortoise North American Energy Corporation

Date: April 22, 2009	By:	/s/ David J. Schulte
David J. Schulte
Chief Executive Officer

Tortoise North American Energy Corporation

Date: April 22, 2009	By:	/s/ Terry Matlack
Terry Matlack
Chief Financial Officer